Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of related party transactions

(a) Directors’ remuneration

	2023	2022
	US$	US$
Salaries and bonuses	255,471	195,654
Directors’ fees	52,252	-
Personal guarantee fee	-	152,689
Employer’s contribution to the Central Provident Fund	17,188	16,199
	324,911	364,542

(b)	Key management personnel compensation

	2023	2022
	US$	US$
Salaries and bonuses	229,840	92,451
Employer’s contribution to the Central Provident Fund	22,826	8,806
	252,666	101,257